Warrant Liability - Summary of Number of Outstanding Warrants and Fair Value (Details) $ in Thousands	Dec. 31, 2021 USD ($) shares
Public Warrants
Class of Warrant or Right [Line Items]
Number of outstanding warrants | shares	8,625,000
Fair value of warrants | $	$ 7,600
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of outstanding warrants | shares	9,900,000
Fair value of warrants | $	$ 26,300